Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure
Accrued Expenses
Accrued expenses consist of the following:

	December 31,
	2014	2013
Accrued research and development expenses	$293	$92
Accrued employee bonus compensation	1,464	—
Interest payable	—	23
Employee withholdings	156	61
Other accrued expenses	332	556
Total accrued expenses	$2,245	$732

Severance Costs
In June 2014, the Company reduced its workforce in an effort to reduce operating costs. Employee severance costs associated with this action were $379, which were expensed in the quarter ended June 30, 2014. The severance costs are being paid out through the Company's normal payroll disbursements on a monthly basis from July 2014 to January 2015. As of December 31, 2014, $362 had been paid out and the remaining costs of $17 are included in accrued expenses in the accompanying balance sheets.
The Company has entered into certain compensatory arrangements and commitments with employees and officers, including severance and retention obligations, the material terms of which are described in Note 20.